Property, plant and equipment - Additional information (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest			$ 0	$ 3,848,000
Increase (decrease) in proven and probable reserves (as a percent)	(23.00%)
Write-down of assets			38,660,000	6,298,000
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Write-down of assets			$ 40,030,000	1,995,000
Reversal (impairment) of property, plant and equipment				$ (3,578,000)
Individual assets or cash-generating units | Turkey
Disclosure of detailed information about property, plant and equipment [line items]
Reversal (impairment) of property, plant and equipment		$ 100,492,000
Reversal (impairment) of property, plant and equipment, net of deferred tax		80,143,000
Impairment loss recognised in profit or loss, property, plant and equipment		15,269,000
Impairment loss recognised in profit or loss, property, plant and equipment, net of deferred tax		$ 11,910,000